SHAREHOLDERS' COMPENSATION	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' COMPENSATION
SHAREHOLDERS' COMPENSATION

NOTE 26 — SHAREHOLDERS' COMPENSATION

	12/31/2018	12/31/2017
Current
Unclaimed dividends	7,502	9,520
Mandatory minimum dividends for the year	1,253,164	8,819
Dividends withheld from previous years	44,967	—
	1,305,633	18,339

26.1 - Unclaimed Dividends

The balance of the remuneration to shareholders, as shown in current liabilities as of December 31, 2018, contains the portion of R$ 7,502 (R$ 9,520 as of December 31, 2017), related to unclaimed remuneration in 2016. The remuneration relating to 2014 and prior years is prescribed in accordance with the Company’s Bylaws. There was no remuneration in 2015.

26.2 - Minimum mandatory dividends

The Company’s bylaws establish as mandatory minimum dividend 25% of net income, adjusted in accordance with the corporate law, subject to the minimum remuneration for Class A and B preferred shares of 8% and 6%, respectively, of the nominal value of share capital related to these types and classes of shares, providing for the possibility of payment of interest on own capital.

The distribution of the results of the fiscal year of 2018, in accordance with the applicable legislation, as well as the total amount of the remuneration proposed to the shareholders, to be decided at the Annual General Meeting is shown in note 35.5.